STEIN ROE ADVISOR FUNDS
Annual Report
June 30, 1998

Picture of: Bonds

STEIN ROE ADVISOR FUNDS

Taxable Bond Funds

           Stein Roe Advisor Income Fund

LOGO OF: STEIN ROE MUTUAL FUNDS
Sensible Risks. Intelligent Investments.(SM)

Contents

Fund Performance.......................................................       1

   How the Stein Roe Advisor Income
   Fund has done over time

Q&A

   Interview with the portfolio manager and
   summary of investment activity
Stein Roe Advisor Income Fund..........................................       2

Portfolio of Investments...............................................       4

   Complete lists of investments with market values

Financial Statements...................................................       9

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements..........................................      15

Financial Highlights...................................................      17

   Selected per-share data

Report of Independent Auditors.........................................      19



                Must be preceded or accompanied by a prospectus.

Fund Performance
--------------------------------------------------------------------------------


         There are several ways to evaluate a fund's historical performance. You can look at the cumulative return percentage, the average annual return percentage or the growth of a hypothetical $10,000 investment. Each performance figure includes changes in a fund's share price, plus reinvestment of any dividends (net investment income) and capital gain distributions (the profits the fund earns when fixed income securities grow in value).


                                                         Average Annual Total Returns
                                                          Periods ended June 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Past 1        Past 3         Past 5        Past 10
                                                                           Year          Years          Years         Years
------------------------------------------------------------------------------------------------------------------------------------
ADVISOR INCOME FUND                                                        8.47%         7.97%          7.00%          8.58%
Lehman Intermediate
  Corporate Bond Index                                                     9.05          7.49           6.87           9.01


GROWTH of a $10,000 investment for the years ended June 30.

--------------------------------------------------------------------------------
Stein Roe Advisor Income Fund

Chart of Stein Roe Advisor Income Fund


                                          Advisor        Lehman Intermediate
                                          Income Fund    Corporate Bond Index

6/30/88                                    10000         10000
6/30/89                                    11078         11068
6/30/90                                    11324         11977
6/30/91                                    12346         13228
6/30/92                                    14199         15134
6/30/93                                    16236         16989
6/30/94                                    16083         16893
6/30/95                                    18095         19070
6/30/96                                    19077         20088
6/30/97                                    20996         21721
6/30/98                                    22775         23687


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. TOTAL RETURN PERFORMANCE INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF INCOME AND CAPITAL GAIN DISTRIBUTIONS. Total return figures do not include sales charges or contingent deferred sales charges (CDSC). Class K shares may be purchased only through certain intermediaries, including certain bank trust departments, wrap fee programs and retirement plans. The Advisor currently limits expenses on Class K shares to 1.00% of average net assets. Absent this limit, total return would be less. Historical performance for Class K shares for the period prior to 2/4/98 is based on the performance of the SR&F Income Portfolio, restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving any effect to fee waivers and assuming reinvestment of dividends and capital gains. This graph compares the performance of the Stein Roe Advisor Income Fund to the Lehman Intermediate Corporate Bond Index, an unmanaged group of stocks not associated with any Stein Roe fund.

Q&A
--------------------------------------------------------------------------------

AN INTERVIEW WITH STEVE LOCKMAN, PORTFOLIO MANAGER OF ADVISOR INCOME FUND AND SR&F INCOME PORTFOLIO

FUND DATA

   INVESTMENT OBJECTIVE:

         Seeks high current income by investing principally in medium-quality debt securities. The Fund also may invest in higher-quality securities and, to a lesser extent, lower-quality securities which may involve greater credit and other risks.

   Q: HOW DID THE FUND PERFORM?

A: With an 8.47 percent return for the fiscal year ended June 30, 1998, the Fund underperformed the Lehman Intermediate Corporate Bond Index, which returned 9.05 percent, as well as the Lipper corporate debt BBB fund peer group, which had a median return of 10.41 percent.

Q: WHAT AFFECTED THE FUND'S PERFORMANCE?

A: Two pockets of explosive performance in the Treasury market during the fiscal year affected the relative performance of the portfolio's high-yield corporate bond holdings. In the fourth quarter of 1997 -- the Fund's second fiscal quarter -- markets wavered as a result of the Asian currency crisis. Although the portfolio's exposure to government-related and high-quality Asian bonds was low, these bonds nevertheless hurt performance. We have subsequently reduced our exposure to Asia. The Asian effects also translated into slightly wider spreads for the portfolio's largest sectors weightings -- BB and BBB. We had anticipated that the popularity of the high yield market at that time would push the spreads narrower. Unfortunately, that only occurred in the lowest-credit quality bonds, which we rarely hold in the portfolio.
     The second downdraft occurred during the renewal of Asian concerns in late April and continued through the end of the fiscal year. During that time, analysts began to reassess the damage to earnings from the continuing decline in Asian economies. Because the value of a company's stock typically has an indirect effect on the value of a company's corporate bonds, the value of certain corporate bonds declined across the spectrum from double-A to single-B bonds. Because Advisor Income Fund is a corporate bond fund, it was negatively affected.

Q: HOW DID YOU ADJUST THE PORTFOLIO'S HOLDINGS THIS YEAR?

A: We shifted assets among sectors to take advantage of multibillion dollar mergers and acquisitions and a tremendous amount of refinancing activity. We purchased large and liquid names, as well as new names. Specifically, we purchased Owens Illinois, Tyco, Hyatt Equities and Rank Group (0.9 percent, 1.3 percent, 1.1 percent and 1.5 percent of total net assets, respectively) due to their attractive yields, growing businesses and more importantly, sound financials. In an attempt to avoid any potential effects from the Asian crisis, our purchases were skewed toward domestically-oriented companies. Consumer services and leisure sectors also played an important role. Companies we invested in include MGM, Choice Hotels and Tommy Hilfiger (1.1 percent, 0.4 percent and 1.5 percent of total net assets, respectively). With the decline in unemployment and the increase in consumer spending, we believe these sectors will continue to perform well.

Q: WHAT SECTORS DID YOU SELL?

A: We sold some of our financial holdings to accommodate what we think are more attractive issues. Spreads tightened enough in the financial services sector that we believed there was less potential for return.

Q: WHAT EFFECT HAS AT&T'S RECENT PURCHASE OF TCI HAD ON THE MEDIA AND TELECOMMUNICATIONS INDUSTRY?

A: This sector has become more and more profitable as the prospect of a telephone, long-distance and cable merger has come closer to reality. In addition, operating efficiencies of television, telephone, cable and Internet service companies are improving. These companies are paying down debt to improve their financial positions which has resulted in improved credit ratings. Two of our holdings that were upgraded were Time Warner and Viacom (0.8 percent and 0.2 percent of total net assets, respectively). We think the merger of these two companies is proof that they can provide content over streamlined mediums and we look forward to the continued attractiveness of this sector going forward.

Q&A Continued
--------------------------------------------------------------------------------

Q: WHAT IS YOUR OUTLOOK FOR THE FUND?

A: Throughout most of the year, we had a slightly longer duration than normal due to our optimism for lower interest rates. We expect interest rates to remain low, at least for the near term, and we therefore plan to maintain our current duration. We'll be much more cautious about the companies we buy in the coming year due to the volatility in the global equity markets. We increased our high yield exposure at the end of the year after that sector experienced a dramatic sell-off and an increase in spreads. Should the Asian economy continue to decline, we may reverse course and start upgrading the credit quality of the entire fund. We plan to maintain a neutral to positive duration position given the favorable inflation outlook and ongoing fears regarding the Asian crisis.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Portfolio holdings are as of June 30, 1998; portfolio data is subject to change. Holdings are disclosed as a percentage of SR&F Income Portfolio's total net assets. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The Lehman Intermediate Corporate Bond Index is an unmanaged group of intermediate-term bonds that differs from the composition of the portfolio; it is not available for direct investment. According to Lipper Analytical Services, Inc., an independent monitor of mutual fund performance, the median returns for the Fund's corporate debt BBB fund peer group for the one-, five- and 10-year periods ended June 30, 1998, were 10.41 percent, 7.38 percent and 9.38 percent, respectively.
Investing in high yield bonds involves greater credit and other risks not associated with investing in higher-quality securities.
Foreign investments involve currency, market and political risks not generally associated with U.S. investments.

SR&F Income Portfolio
--------------------------------------------------------------------------------
Portfolio Investments at June 30, 1998
(Dollar amounts in thousands)


                                                                                                        Principal          Market
LONG-TERM OBLIGATIONS (94.3%)                                                                              Amount           Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (4.3%)
U.S. Treasury Bonds
   7.500% 11/15/16...............................................................................         $ 1,750         $ 2,100
   6.625% 2/15/27................................................................................           2,500           2,825
   6.125% 11/15/27...............................................................................           7,750           8,307
U.S. Treasury Notes
   7.250% 5/15/04................................................................................           2,500           2,712
   6.625% 6/30/01................................................................................           3,250           3,345
                                                                                                                         --------
                                                                                                                           19,289
AEROSPACE & MILITARY TECHNOLOGY (0.8%)
Derlan Manufacturing (Yankee Issue) 10.000% 1/15/07..............................................           1,750           1,829
L-3 Communications Series B 10.375% 5/1/07.......................................................           1,500           1,655
                                                                                                                         --------
                                                                                                                            3,484
AIRLINES (0.9%)
American Airlines Pass-Through Certificates
   Series 1991-A 9.710% 1/2/07...................................................................           2,798           3,244
Continental Airlines Pass-Through Certificates
   Series 1997-CI 7.420% 4/1/07..................................................................             982           1,020
                                                                                                                         --------
                                                                                                                            4,264
ASSET-BACKED OBLIGATION (0.2%)
ALPS Pass-Through Trust
   Series 1994-1 Class C2 9.350% 9/15/04.........................................................             995           1,062

AUTOMOBILES (0.4%)
General Motors 6.750% 5/1/28.....................................................................           2,000           2,030

AUTOMOTIVE (1.7 %)
Federal-Mogul 7.500% 7/1/04......................................................................           5,000           5,007
Safelite AutoGlass 9.875% 12/15/06 (a)...........................................................             850             880
Titan International 8.750% 4/1/07................................................................           1,500           1,549
                                                                                                                         --------
                                                                                                                            7,436
BANKING (7.6%)
Banco do Brasil (Cayman Islands) 8.375% 6/15/02 (a)..............................................           2,000           1,840
Banesto Delaware 8.250% 7/28/02
   (gtd. by Banco Espanol de Credito )...........................................................           2,000           2,138
BBV International Finance (Cayman Islands)
   (Yankee Issue) 6.875% 10/27/05................................................................           6,000           6,213
BCH Cayman Islands 7.700% 7/15/06
   (gtd. by Banco Central Hispanoamericano ).....................................................           5,000           5,380
Dresdner Bank (Yankee Issue) 7.250% 9/15/15......................................................           3,000           3,204
Merita Bank 7.150% 12/29/49......................................................................           3,000           3,053
Merrill Lynch Bank & Trust (Cayman Islands) 8.390% 8/1/01 (a)....................................           3,000           3,156
St. George Funding 8.485% 12/31/49 (a)...........................................................           2,500           2,660
Swiss Bank 7.375% 7/15/15........................................................................           6,000           6,535
                                                                                                                         --------
                                                                                                                           34,179
BUILDING & CONSTRUCTION (2.4%)
Beazer Homes USA 8.875% 4/1/08 (a)...............................................................           3,000           2,895
International Comfort Products 8.625% 5/15/08 (a)................................................           3,000           2,974
Kaufman & Broad Home 7.750% 10/15/04.............................................................           2,000           1,985
PYCSA Panama 10.280% 12/15/12 (a)................................................................           3,250           3,118
                                                                                                                         --------
                                                                                                                           10,972

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

SR&F Income Portfolio CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Principal          Market
                                                                                                           Amount           Value
------------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES (2.7%)
Iron Mountain 10.125% 10/1/06....................................................................         $ 2,000         $ 2,165
Lamar Advertising 9.625% 12/1/06.................................................................           1,850           1,982
Rental Services 9.000% 5/15/08 (a)...............................................................           2,000           1,990
Tyco International Group (Yankee Issue) 6.375% 6/15/05...........................................           6,000           6,018
                                                                                                                         --------
                                                                                                                           12,155
CABLE & MEDIA (8.2%)
Azteca Holdings (Yankee Issue) 11.000% 6/15/02...................................................           1,000           1,002
British Sky Broadcasting (Yankee Issue) 7.300% 10/15/06..........................................           2,000           2,091
Century Communications 9.750% 2/15/02............................................................           1,850           1,979
Continental Cablevision 8.875% 9/15/05...........................................................           3,500           4,012
Groupe Videotron (Yankee Issue) 10.625% 2/15/05..................................................           3,000           3,315
JCAC 10.125% 6/15/06.............................................................................           1,500           1,631
News America Holdings 8.625% 2/1/03..............................................................           6,000           6,536
Rogers Cablesystems (Yankee Issue) 9.625% 8/1/02.................................................           3,000           3,195
Rogers Cantel 9.375% 6/1/08......................................................................           3,000           3,098
Time Warner Entertainment
   9.625% 5/1/02.................................................................................           3,000           3,341
   8.875% 10/1/12................................................................................           3,000           3,620
Viacom 7.750% 6/1/05.............................................................................           1,000           1,063
Young Broadcasting 11.750% 11/15/04..............................................................           1,940           2,134
                                                                                                                         --------
                                                                                                                           37,017
COMMUNICATIONS (2.1%)
GCI 9.750% 8/1/07................................................................................           1,000           1,037
Level 3 Communications 9.125% 5/1/08 (a).........................................................           2,000           1,950
WorldCom 9.375% 1/15/04..........................................................................           6,000           6,302
                                                                                                                         --------
                                                                                                                            9,289
CONTAINERS (3.1%)
BWAY Series B 10.250% 4/15/07....................................................................           1,900           2,043
Coca-Cola Bottling Medium-Term Note
   Series A 8.560% 2/26/02.......................................................................           2,000           2,166
Comtel Brasileria (Yankee Issue) 10.750% 9/26/04 (a).............................................           2,000           1,840
Consumers International 10.250% 4/1/05 (a).......................................................           2,500           2,700
Owens-Illinois 8.100% 5/15/07....................................................................           4,000           4,255
Plastic Containers Series B 10.000% 12/15/06.....................................................             850             914
                                                                                                                         --------
                                                                                                                           13,918
ENERGY (0.6 %)
PDVSA Finance Series 1998-1-D 7.400% 8/15/16.....................................................           2,500           2,497

FINANCIAL (12.7%)
Amvescap 6.600% 5/15/05 (a)......................................................................           7,500           7,576
Banc Tec 7.500% 6/1/08 (a).......................................................................           4,000           4,066
Bistro Trust 1997-1000 9.500% 12/31/02 (a).......................................................           3,000           3,026
Credit Suisse (London) 7.900% 5/1/07 (a).........................................................           6,000           6,372
Dynex Capital 7.875% 7/15/02.....................................................................           2,750           2,726
Goldman Sachs Group 7.125% 3/1/03 (a)............................................................           6,000           6,227
Lehman Brothers 6.625% 2/15/08...................................................................           6,000           6,056
Omega Healthcare Investors 6.950% 6/15/02........................................................           4,000           4,009
Penncorp Financial Group 9.250% 12/15/03.........................................................           1,500           1,534
Prudential Insurance
   7.125% 7/1/07 (a).............................................................................           4,000           4,184
   7.650% 7/1/07 (a).............................................................................           3,000           3,244
Rank Group Finance (Yankee Issue) 6.750% 11/30/04................................................           6,500           6,600
United Companies Financial 8.375% 7/1/05.........................................................           1,500           1,489
                                                                                                                         --------
                                                                                                                           57,109

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

SR&F Income Portfolio CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Principal          Market
                                                                                                           Amount           Value
------------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGE (2.5%)
NBTY Series B 8.625% 9/15/07.....................................................................         $   625         $   634
Panamerican Beverages 7.250% 7/1/09 (a)..........................................................           5,000           4,997
Pepsi-Gemex (Yankee Issue) Series B 9.750% 3/30/04...............................................           1,500           1,489
Stater Brothers Holdings 11.000% 3/1/01..........................................................           4,000           4,320
                                                                                                                         --------
                                                                                                                           11,440
FOREIGN SOVEREIGN REGIONAL BONDS (8.8%)
Corporacion Andina de Fomento (Yankee Issue)
   7.375% 7/21/00................................................................................           3,000           3,039
   7.100% 2/1/03.................................................................................           2,500           2,532
Export-Import Bank of Korea 6.375% 2/15/06.......................................................           5,000           3,723
Financiera Energetica Nacional 9.375% 6/15/06....................................................           6,000           5,894
Panama Euro 7.875% 2/13/02.......................................................................           4,000           3,934
Republic of Colombia (Yankee Issue) 8.750% 10/6/99...............................................           2,500           2,539
Republic of Panama 8.250% 4/22/08................................................................           5,000           4,886
Republic of Slovenia 7.000% 8/6/01 (a)...........................................................           3,000           3,071
Sultan of Oman 7.125% 3/20/02 (a)................................................................           5,000           5,112
United Mexican States
   9.750% 2/6/01.................................................................................           2,000           2,078
   8.625% 3/12/08................................................................................           3,000           2,899
                                                                                                                         --------
                                                                                                                           39,707
FORESTRY & RELATED PRODUCTS (1.3%)
Celulosa Arauco y Constitucion (Yankee Issue)
   6.950% 9/15/05................................................................................           6,000           5,662

FUNERAL HOMES (1.4%)
Loewen Group International 8.250% 4/15/03 (a)....................................................           5,000           5,293
Prime Succession Acquisition 10.750% 8/15/04.....................................................           1,000           1,092
                                                                                                                         --------
                                                                                                                            6,385
HOSPITALS & NURSING HOMES (1.7%)
Integrated Health Services Series A 9.500% 9/15/07...............................................           1,400           1,466
Tenet Healthcare 8.625% 12/1/03..................................................................           2,000           2,105
Universal Health Services 8.750% 8/15/05.........................................................           2,800           2,933
Universal Hospital Services 10.250% 3/1/08 (a)...................................................           1,000           1,000
                                                                                                                         --------
                                                                                                                            7,504
HOTELS & ENTERTAINMENT (3.7%)
Choice Hotels 7.125% 5/1/08 (a)..................................................................           1,800           1,797
Hyatt Equities Medium-Term Note 7.000% 5/15/02 (a)...............................................           5,000           5,160
MGM Grand 6.950% 2/1/05..........................................................................           5,000           4,970
Premier Parks 9.750% 1/15/07.....................................................................             750             815
Prime Hospitality
   9.250% 1/15/06................................................................................           1,100           1,166
   9.750% 4/1/07 Series B........................................................................           2,500           2,659
                                                                                                                         --------
                                                                                                                           16,567
INTERNET SERVICES (1.2%)
American Business Information 9.500% 6/15/08 (a).................................................           1,250           1,256
Computer Associates International 6.375% 4/15/05 (a).............................................           4,000           3,970
                                                                                                                         --------
                                                                                                                            5,226
MACHINERY, METALS & FABRICATED METAL PRODUCTS (2.5%)
AGCO 8.500% 3/15/06..............................................................................           3,000           3,121
Cincinnati Milacron 8.375% 3/15/04...............................................................           2,000           2,119
Clark Materials Handling 10.750% 11/15/06........................................................             850             901
USX 6.850% 3/1/08................................................................................           5,000           5,044
                                                                                                                         --------
                                                                                                                           11,185

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

SR&F Income Portfolio CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Principal          Market
                                                                                                           Amount           Value
------------------------------------------------------------------------------------------------------------------------------------
MINING & AGRICULTURE (0.6%)
PT Alatief Freeport Financial (Yankee Issue) 9.750% 4/15/01......................................         $ 3,000         $ 2,640

MORTGAGE-BACKED SECURITY (0.1%)
Resolution Trust Series 1992-C1 Class A1 8.800% 8/25/23..........................................             235             241

NATURAL GAS & OIL (4.0%)
Colorado Interstate Gas 10.000% 6/15/05..........................................................           1,500           1,803
Newfield Exploration 7.450% 10/15/07 (a).........................................................           1,500           1,526
Perez Companc 8.125% 7/15/07 (a).................................................................           1,500           1,350
Triton Energy 8.750% 4/15/02.....................................................................           3,500           3,693
YPF Sociedad Anonima (Yankee Issue)
   7.500% 10/26/02...............................................................................           4,700           4,806
   7.250% 03/15/03...............................................................................           5,000           4,860
                                                                                                                         --------
                                                                                                                           18,038
PETROLEUM (1.5%)
Lyondell Petroleum 9.750% 9/4/03 (a).............................................................           2,000           2,282
Petroliam Nasional Berhad (Yankee Issue) 7.125% 8/15/05 (a)......................................           5,000           4,278
                                                                                                                        ---------
                                                                                                                            6,560
REAL ESTATE INVESTMENT TRUSTS (4.7%)
American Health Properties 7.050% 1/15/02........................................................           3,000           3,039
CarrAmerica Realty 7.200% 7/1/04 (a).............................................................           3,000           3,104
Health Care Property Investors 6.500% 2/15/06....................................................           3,500           3,440
Meditrust 7.375% 7/15/00.........................................................................           2,000           2,024
Security Capital Pacific Trust 6.875% 2/15/08....................................................           2,000           2,013
Susa Partnership 7.125% 11/1/03..................................................................           3,000           3,079
Trinet Corporate Realty Trust 7.300% 5/15/01.....................................................           4,500           4,576
                                                                                                                        ---------
                                                                                                                           21,275
RETAIL (1.6%)
Dayton Hudson 6.750% 1/1/28......................................................................           2,000           2,020
Kroger 7.650% 4/15/07............................................................................           3,000           3,261
MTS 9.375% 5/1/05 (a)............................................................................           2,000           1,970
                                                                                                                        ---------
                                                                                                                            7,251
RUBBER, PLASTICS, & RELATED MATERIALS (0.2%)
Burke Industries 10.000% 8/15/07.................................................................             750             763

SANITARY SERVICES (0.3%)
Allied Waste Industries
   Zero Coupon (Yield to Maturity 5.597%) 6/1/07.................................................           1,600           1,172

SERVICES (1.1%)
ARA Services 10.625% 8/1/00......................................................................           1,600           1,704
Aramark Services 8.150% 5/1/05...................................................................           2,000           2,150
Dyncorp 9.500% 3/1/07............................................................................           1,000           1,020
                                                                                                                        ---------
                                                                                                                            4,874
TELECOMMUNICATIONS (3.5%)
Cable & Wireless Communications (Yankee Issue) 6.625% 3/6/07.....................................           2,750           2,775
CSC Holdings 7.875% 2/15/18......................................................................           3,000           3,161
GTE 6.940% 4/15/28...............................................................................           5,000           5,043
GTE Hawaiian Telephone Series A 7.000% 2/1/06....................................................           4,500           4,695
                                                                                                                        ---------
                                                                                                                           15,674
TEXTILE & APPAREL (1.5%)
Tommy Hilfiger USA 6.850% 6/1/08.................................................................           6,750           6,738


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

SR&F Income Portfolio Continued
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Principal          Market
                                                                                                           Amount           Value
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO PRODUCTS (0.4%)
Standard Commercial Tobacco 8.875% 8/1/05 (a)....................................................         $ 2,000       $   1,980

TRANSPORTATION (1.2%)
Norfolk Southern 7.350% 5/15/07..................................................................           5,000           5,362

UTILITIES (2.8%)
AES 8.375% 8/15/07...............................................................................           2,000           2,020
Enersis (Yankee Issue) 6.900% 12/1/06............................................................           5,000           4,670
Kentucky Power Medium-Term Note 8.900% 5/21/01...................................................           2,000           2,150
National Power 9.000% 7/5/02 (a).................................................................           1,500           1,478
Texas Utilities 9.750% 5/1/21....................................................................           2,000           2,233
                                                                                                                     ------------
                                                                                                                           12,551
                                                                                                                     ------------
TOTAL LONG-TERM OBLIGATIONS
(Cost $418,001)..................................................................................                         423,496
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
PREFERRED STOCK (0.7%)                                                                                     Shares
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (0.7%)
Pinto Totta International Finance $7.770 (gtd. by
   Banco Pinto Totto Mayor) (a) (Cost $3,010)....................................................           3,000           3,121
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Principal
SHORT-TERM OBLIGATION (2.5%)                                                                               Amount
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (2.5%)
Associates Corp. of North America 6.250% 7/1/98
   (Amortized cost $11,260)......................................................................         $11,260          11,260

------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (97.5%)
(Cost $432,271) (b)..............................................................................                         437,877
OTHER ASSETS, LESS LIABILITIES (2.5%)............................................................                          11,265
                                                                                                                     ------------
TOTAL NET ASSETS (100.0%)........................................................................                        $449,142
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     ============

NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
(a)Represents private placement securities issued under Rule 144A, which are exempt from the registration requirements of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Portfolio, and any resale by the Portfolio must be in an exempt transaction, normally to other qualified institutional investors. At June 30, 1998, the aggregate value of the Portfolio's private placement securities was $113,443 (aggregate cost $112,468) which represented 25.3 percent of net assets.
(b)At June 30, 1998, the cost of investments for federal income tax purposes was $432,393. Net unrealized appreciation was $5,484, consisting of gross unrealized appreciation of $10,640 and gross unrealized depreciation of $5,156.

See accompanying Notes to Financial Statements.

Stein Roe Advisor Income Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 1998
(All amounts in thousands, except per-share amount)

ASSETS
Investment in SR&F Income Portfolio, at value....................       $102
Cash.............................................................         16
Other assets.....................................................          2
                                                                    --------
   Total assets..................................................        120
                                                                    --------
LIABILITIES
Payable to investment adviser....................................          9
Other liabilities................................................          9
                                                                    --------
   Total liabilities.............................................         18
                                                                    --------
   Net assets....................................................       $102
                                                                    ========
ANALYSIS OF NET ASSETS
Paid-in capital..................................................       $102
Net unrealized appreciation on investments.......................          1
Accumulated net realized losses on investments...................        (1)
                                                                    --------
   Net assets....................................................       $102
                                                                    ========
Shares outstanding (unlimited number authorized).................         10
                                                                    ========
Net asset value per share........................................      $9.95
                                                                    ========

See accompanying Notes to Financial Statements.


Stein Roe Advisor Income Fund
--------------------------------------------------------------------------------
Statement of Operations
For the period ended June 30, 1998 (a)
(All amounts in thousands)
INVESTMENT INCOME
Interest allocated from SR&F Income Portfolio...................................................................             $  3
                                                                                                                           ------
EXPENSES
Audit and legal fees............................................................................................               11
Accounting fees.................................................................................................               10
Trustees' fees..................................................................................................                3
SEC and state registration fees.................................................................................                2
Printing and postage............................................................................................                1
Other...........................................................................................................                1
                                                                                                                           ------
   Total expenses...............................................................................................               28
Reimbursement of expenses by investment adviser.................................................................             (28)
                                                                                                                           ------
   Net expenses.................................................................................................               --
                                                                                                                           ------
   Net investment income........................................................................................                3
                                                                                                                           ------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments allocated from SR&F Income Portfolio.........................................              (1)
Change in unrealized appreciation or depreciation on investments................................................                1
                                                                                                                           ------
   Net gains on investments.....................................................................................               --
                                                                                                                           ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................................................             $  3
                                                                                                                           ======

(a)         From commencement on February 4, 1998.


See accompanying Notes to Financial Statements.


Stein Roe Advisor Income Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets For the period ended June 30, 1998 (a)
(All amounts in thousands)

OPERATIONS
Net investment income...........................................................................................              $ 3
Net realized losses on investments..............................................................................              (1)
Net change in unrealized appreciation or depreciation on investments............................................                1
                                                                                                                           ------
   Net increase in net assets resulting from operations.........................................................                3
                                                                                                                           ------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income........................................................................              (3)
                                                                                                                           ------
SHARE TRANSACTIONS
Subscriptions to fund shares....................................................................................              100
Value of distributions reinvested...............................................................................                2
                                                                                                                           ------
   Net increase from share transactions.........................................................................              102
                                                                                                                           ------
   Net increase in net assets...................................................................................              102
TOTAL NET ASSETS
Beginning of period.............................................................................................               --
                                                                                                                           ------
End of period...................................................................................................             $102
                                                                                                                           ======
ANALYSES OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares....................................................................................               10
Issued in reinvestment of distributions.........................................................................               --
                                                                                                                           ------
   Net increase in fund shares..................................................................................               10
Shares outstanding at beginning of period.......................................................................               --
                                                                                                                           ------
Shares outstanding at end of period.............................................................................               10
                                                                                                                           ======

(a)          From commencement on February 4, 1998


See accompanying Notes to Financial Statements.


SR&F Income Portfolio
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
June 30, 1998
(All amounts in thousands)

ASSETS
Investments, at market value (cost $432,271)....................................................................         $437,877
Accrued interest receivable.....................................................................................            8,539
Receivable for investments sold.................................................................................            6,266
Cash............................................................................................................                2
                                                                                                                    -------------
   Total assets.................................................................................................          452,684

                                                                                                                    -------------
LIABILITIES
Payable for investments purchased...............................................................................            3,347
Payable to investment adviser...................................................................................              192
Other liabilities...............................................................................................                3
                                                                                                                    -------------
   Total liabilities............................................................................................            3,542
                                                                                                                    -------------
   Net assets applicable to investors' beneficial interest......................................................         $449,142
                                                                                                                    =============

See accompanying Notes to Financial Statements.


SR&F Income Portfolio
--------------------------------------------------------------------------------
Statement of Operations
For the period ended June 30, 1998 (a)
(All amounts in thousands)
INVESTMENT INCOME
Interest income.................................................................................................          $13,887
                                                                                                                     ------------
EXPENSES
Management fees.................................................................................................              862
Audit and legal fees............................................................................................               16
Accounting fees.................................................................................................               14
Trustees' fees..................................................................................................                9
Other...........................................................................................................               18
                                                                                                                     ------------
   Total expenses...............................................................................................              919
                                                                                                                     ------------
   Net investment income........................................................................................           12,968
                                                                                                                     ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments...............................................................................            3,126
Net change in unrealized appreciation or depreciation on investments............................................          (5,089)
                                                                                                                     ------------
   Net losses on investments....................................................................................          (1,963)
                                                                                                                     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................................................          $11,005
                                                                                                                     ============

(a)From commencement of operations on February 2, 1998.


See accompanying Notes to Financial Statements.


SR&F Income Portfolio
--------------------------------------------------------------------------------
Statement of Changes in Net Assets For the period ended June 30, 1998 (a)
(All amounts in thousands)

OPERATIONS
Net investment income...........................................................................................          $12,968
Net realized gains on investments...............................................................................            3,126
Net change in unrealized appreciation or depreciation on investments............................................          (5,089)
                                                                                                                     ------------
   Net increase in net assets resulting from operations.........................................................           11,005
                                                                                                                     ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions...................................................................................................          456,478
Withdrawals.....................................................................................................         (18,341)
                                                                                                                     ------------
   Net increase from transactions in investors' beneficial interest.............................................          438,137
                                                                                                                     ------------
   Net increase in net assets...................................................................................          449,142
TOTAL NET ASSETS
Beginning of period.............................................................................................               --
                                                                                                                     ------------
End of period...................................................................................................         $449,142
                                                                                                                     ============

(a)From commencement of operations on February 2, 1998.


See accompanying Notes to Financial Statements.

Notes to Financial Statements
--------------------------------------------------------------------------------
(All amounts in thousands)


NOTE 1. ORGANIZATION

         Stein Roe Advisor Income Fund (the "Fund") is a series of Stein Roe Advisor Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Income Portfolio (the "Portfolio"), which seeks high current income by investing principally in medium-quality securities.

         The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, Stein Roe Income Fund contributed $432,720 in securities and other assets in exchange for beneficial ownership of the Portfolio. At February 4, 1998, Stein Roe Advisor Income Fund contributed $100 in securities and other assets. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on their respective percentage of ownership. At June 30, 1998, Stein Roe Income Fund and Stein Roe Advisor Income Fund owned 99.9 percent and 0.1 percent, respectively, of the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         The following summarizes the significant accounting policies of the Fund and Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

         Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

         Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. There were no when-issued or delayed delivery purchase commitments as of June 30, 1998.

INVESTMENT VALUATIONS

         All securities are valued as of June 30, 1998. Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of market valuations provided by a pricing service. Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Adviser, based on quotations for comparable securities. Other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

FUTURES CONTRACTS

         The Portfolio may enter into U.S. Treasury security futures contracts to either hedge against expected declines of its portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

         Upon entering into a futures contract, the Portfolio deposits with its custodian cash or securities in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. The Portfolio did not enter into any futures contracts during the period ended June 30, 1998.

FEDERAL INCOME TAXES

         No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on their respective percentages of ownership.

Notes to Financial Statements CONTINUED
--------------------------------------------------------------------------------


DISTRIBUTIONS TO SHAREHOLDERS

         Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

         The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment adviser and manager.

         The management fee for the Portfolio is computed at an annual rate of .50 of 1 percent of the first $100 million of average daily net assets, and .475 of 1 percent thereafter. The administrative fee for the Fund is computed at an annual rate of .15 of 1 percent of the first $100 million of average daily net assets, and .125 of 1 percent thereafter.

         The Adviser also provides fund accounting services.

         The Adviser has agreed to reimburse the Fund to the extent that expenses exceed 1.10 percent of average annual net assets. This expense limitation expires on January 31, 1999, subject to earlier termination by the Adviser on 30 days notice.

         Shares of the Fund are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. The trustees of the Trust have adopted a plan of distribution and service pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for services and/or distribution, the Distributor receives from the Fund a fee at an annual rate not to exceed 0.25 percent of average daily net assets.

         Transfer agent fees are paid to Colonial Investor Services Inc. (CISC), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company.

Certain officers and trustees of the Trust are also officers of the Adviser. No remuneration was paid to any other trustee or officer of the Trust.

NOTE 4. SHORT-TERM DEBT

         To facilitate portfolio liquidity, the Fund and Portfolio maintain borrowing arrangements under which they can borrow against portfolio securities. There were no borrowings by either the Fund or the Portfolio during the period ended June 30, 1998.

NOTE 5. INVESTMENT TRANSACTIONS
The Portfolio's aggregate cost of purchases and proceeds from sales or maturities of securities, excluding short-term obligations, for the period ended June 30, 1998, were $340,281 and $326,027, respectively.

Financial Highlights
--------------------------------------------------------------------------------

Stein Roe Advisor Income Fund

Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data.
                                                                     PERIOD
                                                                      ENDED
                                                                   JUNE 30,
                                                                   1998 (A)
                                                                -----------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $10.00
                                                                   --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income....................................           0.26
   Net realized and unrealied losses........................         (0.05)
                                                                   --------
     Total from investment operations.......................           0.21
                                                                   --------

DISTRIBUTIONS
   Net investment income....................................         (0.26)
                                                                   --------
NET ASSET VALUE, END OF PERIOD..............................         $ 9.95
                                                                   ========
Ratio of net expenses to average net assets (b).............       1.10%(d)
Ratio of net investment income to average net assets (c)....       6.50%(d)
Total return (c)............................................          2.11%
Net assets, end of period (000's)...........................         $  102


(a) From commencement of operations on February 4, 1998.
(b) If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, this ratio would have been 69.57% for the period ended June 30, 1998.
(c) Computed giving effect to Adviser's expense limitation undertaking. (d) Annualized

Financial Highlights CONTINUED
--------------------------------------------------------------------------------

SR&F Income Portfolio

                                                                    PERIOD
                                                                     ENDED
                                                                  JUNE 30,
                                                                  1998 (A)
                                                              ----------------
SELECTED RATIOS
Ratio of net expenses to average net assets.................      0.51%(b)
Ratio of net investment income to average net assets........      7.23%(b)
Portfolio turnover rate.....................................           77%


(a) From commencement of operations on February 2, 1998.
(b) Annualized

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Trustees of the Stein Roe Advisor Trust and the SR&F Base Trust


We have audited the accompanying statement of assets and liabilities of Stein Roe Advisor Income Fund as of June 30, 1998 and the related statement of operations, statement of changes in net assets and financial highlights for the period February 4, 1998 to June 30, 1998. We have also audited the accompanying statement of assets and liabilities, including the portfolio of investments, of SR&F Income Portfolio as of June 30, 1998 and the related statement of operations, statement of changes in net assets and financial highlights for the period February 2, 1998 to June 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's and Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Stein Roe Advisor Income Fund and SR&F Income Portfolio at June 30, 1998, and the results of their operations, the changes in their net assets, and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


/S/ Ernst & Young LLP


Chicago, Illinois
August 14, 1998

Stein Roe Advisor Trust
TRUSTEES
Thomas W. Butch
President, Mutual Fund Division and Director,
   Stein Roe & Farnham Incorporated
William W. Boyd
Chairman and Director, Sterling Plumbing
   Group Inc.
Lindsay Cook
Senior Vice President, Liberty Financial
   Companies, Inc.
Douglas A. Hacker
Senior Vice President and Chief Financial
   Officer, United Airlines
Janet Langford Kelly
Senior Vice President, Secretary and General
   Counsel, Sara Lee Corporation
Charles R. Nelson
Van Voorhis Professor of Political Economy,
   University of Washington
Thomas C. Theobald
Managing Partner, William Blair Capital Partners

OFFICERS
Thomas W. Butch, President
William D. Andrews, Executive Vice President
Loren A. Hansen, Executive Vice President
Hans P. Ziegler, Executive Vice President
Gary A. Anetsberger, Senior Vice President, Chief Financial Officer David P. Brady, Vice President
Kevin M. Carome, Vice President, Assistant Secretary
Daniel K. Cantor, Vice President
Erik P. Gustafson, Vice President
David P. Harris, Vice President
Harvey B. Hirschhorn, Vice President
Michael T. Kennedy, Vice President
Stephen F. Lockman, Vice President
Eric S. Maddix, Vice President
Lynn C. Maddox, Vice President
M. Jane McCart, Vice President
John S. McLandsborough, Vice President
Arthur J. McQueen, Vice President
Nicolette D. Parrish, Vice President, Assistant Secretary
Richard B. Peterson, Vice President
M. Gerard Sandel, Vice President
Gloria J. Santella, Vice President
Heidi J. Walter, Vice President, Secretary
Sharon R. Robertson, Controller
Scott E. Volk, Treasurer
Margaret O. Zwick, Assistant Treasurer
Janet B. Rysz, Assistant Secretary

AGENTS AND ADVISERS
Stein Roe & Farnham Incorporated
   Investment Adviser
State Street Bank and Trust Company
   Custodian
Colonial Investors Service Center, Inc.
   Transfer Agent
Bell, Boyd & Lloyd
   Legal Counsel to the Trust
Ernst & Young LLP
   Independent Auditors

                               Stein Roe & Farnham
                             One South Wacker Drive
                             Chicago, IL 60606-1130
                                www.steinroe.com

                        Liberty Funds Distributors, Inc.